Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares authorized (in Shares)		500,000,000
Ordinary shares issued (in Shares)		169,110,000
Ordinary shares outstanding (in Shares)		169,110,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares authorized (in Shares)	9,900,000,000
Ordinary shares issued (in Shares)	462,320,000
Ordinary shares outstanding (in Shares)	462,320,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares authorized (in Shares)	100,000,000
Ordinary shares issued (in Shares)	54,790,000
Ordinary shares outstanding (in Shares)	54,790,000